Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

5. FAIR VALUE MEASUREMENT

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2019 and 2018:

December 31, 2019	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$806,778	$256,333	$-	$1,063,111
Investments in derivatives
Warrants	-	-	203,320	203,320
Total assets at fair value	$806,778	$256,333	$203,320	$1,266,431

December 31, 2018	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities – Available-for-sale securities
Common stocks	$813,728	$200,610	$-	$1,014,338
Investments in derivatives
Warrants	-	-	115,721	115,721
Total assets at fair value	$813,728	$200,610	$115,721	$1,130,059

The following is a reconciliation of Level 3 assets during the year ended December 31, 2019:

Warrants
Balance at January 1, 2019	$115,721
Change in unrealized appreciation	87,599
Balance at December 31, 2019	$203,320
Net change in unrealized appreciation relating to investments still held at December 31, 2019	87,599

The following is a reconciliation of Level 3 assets for the year ended December 31, 2018:

Warrants
Balance at January 1, 2018	$1,070,940
Change in unrealized depreciation	(955,219)
Balance at December 31, 2018	$115,721
Net change in unrealized depreciation relating to investments still held at December 31, 2018	(955,219)

The following is a reconciliation of Level 3 assets for the period February 28, 2017 through December 31, 2017:

	Aptorum Therapeutics– related party	Common Stocks	Preferred Stocks	Warrants	Convertible Notes	Total
Balance at February 28, 2017	$757,647	$7,920,000	$4,314,998	$1,907,470	$3,082,020	$17,982,135
Transfer out of Level 3 due to change in status – consolidated subsidiary (a)	(757,647)	-	-	-	-	(757,647)
Transfer out of fair value leveling since recorded as cost method (b)	-	(7,920,000)	(4,314,998)	-	-	(12,234,998)
Balance at March 1, 2017	$-	$-	$-	$1,907,470	$3,082,020	$4,989,490
Reclassification between different investment type (c)	-	-	3,079,715	-	(3,079,715)	-
Transfer out of fair value leveling since recorded as cost method (c)	-	-	(3,079,715)	-	-	(3,079,715)
Change in unrealized depreciation	-	-	-	(836,530)	(2,305)	(838,835)
Balance at December 31, 2017	$-	$-	$-	$1,070,940	$-	$1,070,940
Net change in unrealized depreciation relating to investments still held at December 31, 2017	-	-	-	(836,530)	-	(836,530)

a.	Upon the effective date of the change in status, March 1, 2017, the subsidiaries were no longer recognized at fair value and were instead consolidated when preparing the financial statements.

b.	The equity investments of common stock and preferred stock were non-marketable investments under cost method upon change in status. Subsequently, Athenex Inc. was listed on the NASDAQ stock exchange on June 14, 2017 and common stock with an amount of $7,920,000 has been transferred to common stock in Level 1 with amount of $7,920,000, which was subsequently sold in December 2017 with a gain from the marketable securities of $3,722,234 recognized.

c.	On March 9, 2017, the convertible promissory notes (including its accrued interest, totally $520,822) of Centrexion Therapeutics Corporation was converted into preferred stock (Series C) of the same company. On May 25, 2017, the convertible promissory notes (including its accrued interest, totaling $2,558,893) of Alzheon Inc., was converted into preferred stock (Series B) of the same company. The preferred stocks are considered non-marketable investments and were therefore reclassified out of the fair value hierarchy to be reported under cost method.

The following table presents the quantitative information about the Group's Level 3 fair value measurements of investment as of December 31, 2019 and 2018, which utilized significant unobservable internally-developed inputs:

December 31, 2019	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	12-18 months 73% - 301%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $17,871

December 31, 2018	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	12-30 months 73% - 188%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $19,691

Warrants

As of December 31, 2019 and 2018, the volume of the Group's derivative activities based on their notional amount and number of contracts, categorized by primary underlying risk, are as follows:

	Long Exposure
	December 31, 2019		December 31, 2018
Primary underlying risk	Notional Amounts	Number of Contracts	Notional Amounts	Number of Contracts

Equity Price
Warrants	$265,576	2,234,373	$218,270	2,257,682

The following table identifies the fair value amounts of derivative instruments included in the consolidated balance sheets as derivative contracts, categorized by primary underlying risk, as of December 31, 2019 and 2018.

	December 31, 2019		December 31, 2018
Primary underlying risk	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities

Equity Price
Warrants	$203,320	$-	$115,721	$-

The following table identifies the net gain and loss amounts included in the consolidated statement of operations as net unrealized gain (loss) from derivative contracts, categorized by primary underlying risk, for the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017:

	Year ended December 31, 2019		Year ended December 31, 2018		March 1, 2017 through December 31, 2017
Primary underlying risk	Realized loss	Unrealized gain	Realized loss	Unrealized loss	Realized loss	Unrealized loss

Equity Price
Warrants	$-	$87,599	$(19,225)	$(955,219)	$(7,094)	$(820,407)

Non-marketable equity securities remeasured for the year ended December 31, 2019 are classified within Level 3 in the fair value hierarchy because the Group estimated the value based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, rights, and obligations of the securities hold.

The following is a summary of unrealized gains and losses recorded in other income (expense), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2019:

Year ended December 31, 2019
Upward adjustments	$1,017,468
Total unrealized gain for non-marketable investments	$1,017,468

The following table summarizes the total carrying value of our non-marketable investments held as of December 31, 2019 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the investments:

December 31, 2019
Initial cost basis	$6,094,712
Upward adjustments	1,017,468
Total carrying value at the end of the period	$7,112,180